Income/(loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Income/(loss) Per Share
11.	Income/(loss) per share

Basic and diluted net income/(loss) per share for each of the year presented were calculated as follows:

	Years ended December 31,
(In thousands of US$ except share data and per share data)	2019	2020	2021
Numerator:
Net income/(loss)	5,207	(63,415)	(46,041)
Add: Accretion of Series A Preferred Shares	(2,540)	(1,293)	—
Income allocation to participating preferred shareholders	(296)	—	—
Net income/(loss) attributable to ordinary shareholders of the Company for computing basic and diluted net income/(loss) per share	2,371	(64,708)	(46,041)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net income/(loss) per share	232,178,037	259,852,204	285,979,036
Basic and diluted net income/(loss) per ordinary share	0.01	(0.25)	(0.16)

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2019	2020	2021
Convertible Redeemable Preferred Shares	29,000,000	—	—
Restricted Shares	—	—	2,916,100
Share options awards	17,395,740	22,298,757	19,225,361
Total	46,395,740	22,298,757	22,141,461